Income Tax Expense - Schedule of Income Tax Expense (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Expense [Abstract]
Unused tax losses for which no deferred tax asset has been recognized	$ 62,889,164	$ 59,447,397
Potential tax benefit @ 25% (2024: 25%)	$ 15,722,291	$ 14,861,849